RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Beijing Runtuo [Member]	Dec. 31, 2011 Beijing Runtuo [Member]	Dec. 31, 2011 Beijing Wowjoint Mechanical [Member]	Dec. 31, 2012 Electrical Equipment Co [Member]	Aug. 31, 2012 China Minsheng Bank [Member]
Due from the Related Parties	$ 0	$ 76,037		$ 76,037			$ 5,000,000
Due to Related Parties, Current			$ 261,863		$ 53,970	$ 53,972